Derivative financial instruments - Disclosure of hedged items in cash flow hedges and hedges of net investments in foreign operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedged items [line items]
Balance in currency translation reserve for continuing hedges	£ 2,534	£ 3,690	£ 3,783
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	(2,630)	1,369
Balance in cash flow hedging reserve for continuing hedges	(248)	329
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	1,501	3,072
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	(2,630)	1,369
Hedge ineffectiveness recognised in the income statement	12	19
Cash flow hedges | Cash and balances at central banks | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	(553)	495
Balance in cash flow hedging reserve for continuing hedges	(149)	123
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	604	1,495
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	(553)	495
Hedge ineffectiveness recognised in the income statement	(19)	22
Cash flow hedges | Subordinated liabilities | Foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	9	18
Balance in cash flow hedging reserve for continuing hedges	16	(9)
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	9	18
Hedge ineffectiveness recognised in the income statement	0	0
Hedge of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	(499)	10
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	1,148	1,457
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	60	96
Hedging gains or losses recognised in other comprehensive income	(499)	10
Hedge ineffectiveness recognised in the income statement	0	0
Hedge of net investment in foreign operations | USD foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	(484)	136
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	1,151	1,449
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	(484)	136
Hedge ineffectiveness recognised in the income statement	0	0
Hedge of net investment in foreign operations | EUR foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	146	(109)
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	100	(26)
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	146	(109)
Hedge ineffectiveness recognised in the income statement	0	0
Hedge of net investment in foreign operations | Other foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	(161)	(17)
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	(103)	34
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	60	96
Hedging gains or losses recognised in other comprehensive income	(161)	(17)
Hedge ineffectiveness recognised in the income statement	0	0
Financial assets at amortised cost | Cash flow hedges | Loans and advances at amortised cost | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	(336)	438
Balance in cash flow hedging reserve for continuing hedges	(92)	182
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	918	1,552
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	(336)	438
Hedge ineffectiveness recognised in the income statement	6	(8)
Financial assets at amortised cost | Cash flow hedges | Loans and advances at amortised cost | Foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	(1,637)	300
Balance in cash flow hedging reserve for continuing hedges	120	106
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	(1,637)	300
Hedge ineffectiveness recognised in the income statement	17	5
Financial assets at amortised cost | Cash flow hedges | Debt securities at amortised cost | Inflation risk
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	(113)	118
Balance in cash flow hedging reserve for continuing hedges	(143)	(73)
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	(21)	25
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	(113)	118
Hedge ineffectiveness recognised in the income statement	£ 8	£ 0